Expense Example {- Communications Equipment Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-19 - Communications Equipment Portfolio - Communications Equipment Portfolio-Default
Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 89
3 years	278
5 years	482
10 years	$ 1,073